Note 16 - Share Based Payments	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]

16. SHARE BASED PAYMENTS

At the Annual General Meeting held on November 17, 2004, the shareholders approved the establishment of employee and consultant plans designed to reward directors, employees and consultants for their contributions to the Group. The plans are to be used as a method of retaining key personnel for the growth and development of the Group. Due to Alterity’s U.S. presence, a U.S. plan (the 2018 ADS Plan) and an Australian plan (the 2004 ASX Plan) were developed.  At an Extraordinary General Meeting held on  May 29, 2026, shareholders approved a new Employee Incentive Securities Plan (the "2026 Plan"), which replaces the previous plans.

As of June 30, 2026, equity had been issued to 1 Key Management Personnel, 12 employees and 1 consultant under the 2004 ASX Plan and 2018 ADS Plan.

As of June 30, 2025, equity had been issued to 1 Key Management Personnel, 7 employees and 3 consultants under the 2004 ASX Plan and 2018 ADS Plan.

As of June 30, 2024, equity had been issued to 1 Key Management Personnel, 7 employees and 4 consultants under the 2004 ASX Plan and 2018 ADS Plan.

At the 2004 Annual General Meeting, shareholders authorised the Group to issue in the aggregate up to 12 million ordinary shares under the two plans. This was increased to 22 million ordinary shares at the 2005 Annual General Meeting and further increased to 30 million ordinary shares at the 2007 Annual General Meeting, 45 million ordinary shares at the 2008 Annual General Meeting and 60 million ordinary shares at the 2009 Annual General Meeting. At the September 2020 General Meeting, shareholders authorised the Group to issue up to 157.5 million securities. At the 2020 Annual General Meeting, shareholders authorised the Group to issue up to 200 million ordinary shares. At the 2022 Annual General Meeting, shareholders authorised the Group to issue up to 240 million ordinary shares. At the 2024 Annual General Meeting, shareholders authorised the Group to issue up to 450 million ordinary shares. At the Extraordinary General Meeting held on  May 29, 2026, shareholders approved a new Employee Incentive Securities Plan (the "2026 Plan"), and shareholders authorised the Group to issue up to 21,750,833 ordinary shares, equal to 10% of issued shares.

The Share Plan Committee, a sub-committee of the Remuneration Committee, administers the equity plans and is able to change the terms of the equity issued under them from the default terms.

Under the 2018 ADS Plan, the exercise price must equal or exceed the fair value of the ADS on the date the options are awarded. The option expiration date cannot exceed ten years from the date the options were awarded. The default vesting conditions are 25% per year on the date the options were awarded.

Under the 2004 ASX Plan, the exercise price must be equal or be less than the market value of the ordinary shares on ASX on the date of grant. The option expiration date cannot exceed ten years from the date the options were granted. The default vesting conditions are 25% per year on the date the options were granted.

Under the 2026 Plan, the Company can issue either Options or Performance Rights, and vesting conditions are detailed in the invitation to participants.

Information with respect to the number of options granted under the 2004 ASX Plan and 2018 ADS Plan as follows (please see Note 1(r) for details on consolidation):

	Years Ended June 30,
	2026		2025		2024
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Number of Options	Price (A$)	Number of Options	Price (A$)	Number of Options	Price (A$)
Beginning of the year	358,559,387	0.021	381,542,720	0.022	170,042,720	0.047
Issued during the year (2026: pre-consolidation)	701,150,200	0.010	-		217,000,000	0.004
Exercised during the year	(79,999,800)	0.005	(6,333,333)	0.004	-	-
Expired during the year	(126,392,720)	0.048	(12,000,000)	0.070	-	-
Forfeited during the year (2026: pre-consolidation)	-	-	(4,650,000)	0.036	(5,500,000)	0.036
Consolidation	(836,250,725)		-		-	-
Forfeited during the year (2026: post-consolidation)	(360,000)	0.400	-		-	-

Outstanding at year end	16,706,342	0.514	358,559,387	0.021	381,542,720	0.022

Vested and Exercisable at year end	5,857,655	0.520	275,689,612	0.024	195,708,100	0.033

Options outstanding under the 2004 ASX Plan and 2018 ADS Plan at the end of the year have the following expiry date and exercise prices (please see Note 1(r) for details on consolidation):

			Exercise Price		Exercise
			2026 (post-consolidation)	Share options	Price 2025	Share options
Series	Grant Date	Expiry Date	$A	2026	$A	2025
ATHAAB	September 18, 2020	September 17, 2025	-	-	0.09	35,000,000
ATHAAD	January 7, 2021	January 6, 2026	-	-	0.03	91,392,720
ATHAAE	November 29, 2021	November 29, 2026	1.875	200,000	0.04	10,000,000
ATHAAF	July 31, 2021	July 31, 2024	-	-	-	-
ATHAAG	November 21, 2021	November 29, 2026	1.732	230,000	0.02	11,500,000
ATHAAH	December 21, 2023	December 19, 2026	0.525	160,000	0.001	8,000,000
ATHAA	March 13, 2024	March 13, 2029	0.200	403,334	0.004	20,166,667
ATHAB	March 13, 2024	March 13, 2029	0.226	1,250,000	0.005	62,500,000
ATHAC	March 21, 2024	March 21, 2029	0.218	800,004	0.003	120,000,000
ATHAD	July 1, 2025	July 1, 2030	0.500	300,000	0.001	-
ATHAE	August 8, 2025	August 8, 2030	0.650	230,000	-	-
ATHAF	August 8, 2025	August 8, 2030	0.626	6,248,004	-	-
ATHAAM	January 13, 2026	January 13, 2031	0.415	870,000	-	-
ATHAG	March 26, 2026	March 26, 2031	0.415	1,230,000	-	-
ATHAJ	April 15, 2026	April 15, 2031	0.440	4,245,000	-	-
ATHAK	April 15, 2026	April 15, 2031	0.450	540,000	-	-
			Total	16,706,342		358,559,387
Weighted average remaining contractual life of options outstanding at end of period. (In Years)				3.92		2.37

Risk-free interest rate – This is the government bond rate (having a term that most closely resembles the expected life of the option) in effect at the grant date. The Australian government bond rate has been used for options which are exercisable for fully paid ordinary shares and the U.S government bond rate has been used for options which are exercisable for ADRs.

Dividend yield – Alterity has never declared or paid dividends on its ordinary shares and does not anticipate paying any dividends in the foreseeable future.

Expected volatility – Alterity estimates expected volatility based on historical volatility over the estimated life of the option and other factors. Historical volatility has been the basis for determining expected share price volatility as it is assumed that this is indicative of future movements. The life of the options is based on historical exercise patterns, which may not eventuate in the future.

Expected life – This is the period of time that the options granted are expected to remain outstanding. This estimate is based primarily on historical trend of option holders to exercise their option near the date of expiry. As a result, the expected life is considered to equal the period from grant date to expiry date.

Model inputs – The model inputs for the valuations of options approved and issued during the current and previous financial years are as follows:

		Exercise Price	Share Price					Fair Value
		per Share	at Grant Date	Expected Share	Years to	Dividend	Risk-free	per Option
Series	Grant Date	A$	A$	Price Volatility	Expiry	Yield	Interest Rate	A$
ATHAAB	September 18,2020	0.09	0.05	98.00%	5.00	0%	0.43%	0.032
ATHAAD	January 7,2021	0.03	0.032	139.52%	5.00	0%	0.38%	0.028
ATHAAE	November 29, 2021	0.04	0.025	138.47%	5.00	0%	1.35%	0.021
ATHAAF	July 31, 2021	0.07	0.034	169.42%	5.00	0%	0.13%	0.027
ATHAAG	November 29, 2021	0.02	0.0238	138.47%	5.00	0%	1.35%	0.021
ATHAAH	December 21, 2023	0.01	0.0065	133.87%	3.00	0%	3.67%	0.005
ATHAA	March 13, 2024	0.004	0.004	158.31%	5.00	0%	3.47%	0.004
ATHAB	March 13, 2024	0.004	0.004	158.31%	5.00	0%	3.47%	0.004
ATHAC	March 21, 2024	0.003	0.004	158.83%	5.00	0%	3.48%	0.004
ATHAD	July 1, 2025	0.01	0.01	419.69%	5.00	0%	3.52%	0.01
ATHAE	August 8, 2025	0.013	0.013	158.46%	5.00	0%	3.60%	0.0121
ATHAF	August 8, 2025	0.013	0.013	103.83%	5.00	0%	3.96%	0.0102
ATHAAM	January 13, 2026	0.0085	0.008	93.75%	5.00	0%	3.73%	0.0062
ATHAG	March 26, 2026	0.008	0.007	92.56%	5.00	0%	3.51%	0.0059
ATHAJ	March 2, 2026	0.009	0.009	93.06%	5.00	0%	3.51%	0.0059
ATHAJ	April 15, 2026	0.009	0.009	92.67%	5.00	0%	3.92%	0.0062
ATHAK	April 15, 2026	0.009	0.009	160.34%	5.00	0%	4.62%	0.0084

Information with respect to the number of shares issued under the stock option plan as follows:

	Years Ended June 30,
	2026	2025	2024
	Number of Shares	Number of Shares	Number of Shares
Beginning of the year	13,277,715	13,277,715	13,277,715
Impact of consolidation	(13,012,161)
Issued during the year	-	-	-

End of the financial year	265,554	13,277,715	13,277,715

No shares were granted during the year ended June 30, 2026, 2025 and 2024.